Staff costs	12 Months Ended
Dec. 31, 2020
Disclosure Of Staffing Costs [Abstract]
Staffing costs

16. Staff costs

	Year ended December 31,
in USD ‘000	2020	2019	2018
Wages and salaries	10,262	10,403	9,023
Social charges	1,699	2,124	946
Post-employment benefits expense	1,176	145	416
Share-based payments	6,506	11,884	9,152
Total staff costs	19,643	24,556	19,537

The Group employed on average 46.2 full-time equivalents (“FTE”) in 2020, compared to 48.5 FTE in 2019 and 39.6 FTE in 2018, and 42.7 FTE as at December 31, 2020 compared to 50.1 FTE as at December 31, 2019 and 43.2 FTE as at December 31, 2018.

For the years ended December 31, 2019 and 2018, the post-employment benefits line included a gain of USD: 527 thousand and USD 172 thousand, respectively, relating to the plan amendments enacted during these years. No amendment occurred during the year ended December 31, 2020.